RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)									1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022	Oct. 17, 2022	Jul. 11, 2022	Jul. 11, 2022	May 27, 2022	Dec. 17, 2021	Sep. 14, 2021	Oct. 31, 2022	Feb. 28, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022	Oct. 31, 2021	May 12, 2023
Related Party Transaction [Line Items]
Notes Payable, Current		$ 5,428,936							$ 5,428,936				$ 3,661,885			$ 5,428,936	$ 3,661,885
Net of imputed interest								$ 76,230
Notes Payable	$ 1,032,512	$ 2,920,000							$ 2,920,000		1,032,512			1,032,512		2,920,000
Interest expense											$ 94,357	$ 478,934	$ 38,115	$ 746,930	$ 560,813	$ 1,661,981
Issuance of common stock for cash net, shares								4,900,000
Common stock par value	$ 0.0001	$ 0.0001							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Fair value, per share								$ 0.70
Fair value, grant													$ 637,800		60,000	$ 60,000
Stock based compensation														$ 110,985		6,202
General and administrative expenses											$ 990,491	186,759	17,313	1,155,504	466,041	365,390
2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares			4,000,000
Director [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares					300,000
Fair value, per share				$ 0.29	$ 0.29
Restricted Stock Units (RSUs) [Member] | Each of Five Outside Director [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares					60,000
Common stock par value				$ 0.0001	$ 0.0001
Restricted Stock Units (RSUs) [Member] | Five Outside Director [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares					300,000
Restricted Stock Units (RSUs) [Member] | Mr Frank Ingriselli [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Grant of restricted shares										1,000,000
Restricted Stock Units (RSUs) [Member] | Mr Greg Overholtzer [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Grant of restricted shares										100,000
Restricted shares, vesting rate										25.00%
Restricted Stock Units (RSUs) [Member] | Director [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares				60,000
Fair value, per share				$ 0.29	$ 0.29
Fair value, grant				$ 88,200
Stock based compensation											5,799			5,799
Common stock par value				$ 0.0001	$ 0.0001
General and administrative expenses														82,401
Restricted Stock Units (RSUs) [Member] | Executives [Member]
Related Party Transaction [Line Items]
Stock based compensation											39,428			80,185
General and administrative expenses														237,012
Restricted Stock Units (RSUs) [Member] | Executives [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares									1,100,000
Fair value, per share										$ 0.294
Fair value, grant									$ 323,400
Restricted Stock [Member] | Mr Frank Ingriselli [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Grant of restricted shares										1,000,000
Restricted Stock [Member] | Mr Greg Overholtzer [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Grant of restricted shares										100,000
Restricted Stock [Member] | Executives [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares			1,100,000
Fair value, grant			$ 323,400
Stock based compensation	$ 40,757	$ 6,202
Unrecognized expense	276,441	317,198							317,198		276,441			276,441		317,198
Related Party [Member]
Related Party Transaction [Line Items]
Notes Payable, Current		1,025,497							1,025,497				3,661,885			1,025,497	$ 3,661,885
Net of imputed interest		7,015							7,015				38,115			7,015	38,115
Notes Payable	1,032,512	2,920,000							2,920,000		1,032,512		$ 0	1,032,512		2,920,000	0
Interest expense											0	$ 15,215		7,015	$ 80,136	$ 120,337	$ 38,115
IPO [Member]
Related Party Transaction [Line Items]
Net of imputed interest	$ 7,015										$ 7,015			$ 7,015
Fair value, per share	$ 3.00										$ 3.00			$ 3.00
Trio LLC [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares								4,900,000
Fair value, per share								$ 0.70
Trio LLC [Member] | IPO [Member]
Related Party Transaction [Line Items]
Final payment in initial public offer						$ 1,032,512
Trio LLC [Member] | IPO [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Final payment in initial public offer						1,032,512
Trio LLC [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Final payment in initial public offer						780,000
Trio LLC [Member] | Minimum [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Final payment in initial public offer						780,000
Trio LLC [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Final payment in initial public offer						1,032,512
Trio LLC [Member] | Maximum [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Final payment in initial public offer						$ 1,032,512
Trio LLC [Member]
Related Party Transaction [Line Items]
Business acquisition percentage.	3.02647%										3.02647%			3.02647%				80.00%
Purchase And Sale Agreement [Member] | Trio LLC [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares							4,900,000
Common stock par value							$ 0.0001
Purchase And Sale Agreement [Member] | Trio LLC [Member]
Related Party Transaction [Line Items]
Business acquisition percentage.								82.75%
Employee Agreements [Member] | Restricted Stock [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares																1,100,000
Restricted shares, vesting rate										25.00%
Fair value, per share										$ 0.294
Fair value, grant																$ 323,400
Stock based compensation																6,202
Unrecognized expense		$ 317,198							$ 317,198							$ 317,198